UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-206361-13

Central Index Key Number of the issuing entity:     0001728339

Benchmark 2018-B2 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-206361

Central Index Key Number of the depositor:     0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, National Association
(Central Index Key Number 0000835271)

German American Capital Corporation
(Central Index Key Number 0001541294)

Citi Real Estate Funding Inc.
(Central Index Key Number 0001701238)
(Exact name of sponsor as specified in its charter)

Kunal K. Singh, (212) 834-5467
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “February 5 Form ABS-EE”), filed with the Securities and Exchange Commission on February 5, 2018, with respect to Benchmark 2018-B2 Mortgage Trust 2018-B2, Commercial Mortgage Pass-Through Certificates, Series 2018-B2. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the February 5 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 26, 2018

J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP.

By:	/s/ Kunal K. Singh
Name: Kunal K. Singh Title: President and Chief Executive Officer

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)